united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value

	EXCHANGE TRADED FUNDS - 53.5%
	DEBT FUNDS - 47.9%
8,300	First Trust Senior Loan ETF	$ 396,906
6,010	iShares iBoxx $ High Yield Corporate Bond ETF	508,987
4,740	iShares iBoxx $ Investment Grade Corporate Bond ETF	581,740
5,000	iShares US Preferred Stock ETF	199,450
13,500	ProShares Short 7-10 Treasury *	366,998
1,000	SPDR Barclays High Yield Bond ETF	35,700
27,500	SPDR Barclays Short Term High Yield Bond ETF	742,225
6,500	SPDR Blackstone/GSO Senior Loan ETF	303,810
7,200	SPDR Nuveen S&P High Yield Municipal Bond ETF	430,560
7,500	Vanguard Short-Term Corporate Bond ETF	606,300
		4,172,676
	EQUITY FUNDS - 5.6%
22,500	Recon Capital NASDAQ-100 Covered Call ETF	488,475

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $4,638,224)	4,661,151

	PREFERRED STOCK - 8.9%
	BANKS - 5.1%
4,000	Bank of America Corp., 6.00%	104,160
1,900	Bank of America Corp., 6.20%	49,875
6,000	BB&T Corp., 5.625%	158,400
5,000	Wells Fargo & Co., 5.50%	128,900
		441,335
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
2,970	Charles Schwab Corp., 6.00%	81,022
2,000	Legg Mason, Inc., 6.375%	53,124
		134,146
	INSURANCE - 1.5%
5,000	Torchmark Corp., 6.125%	132,113

	REITS - 0.8%
2,900	Ashford Hospitality Prime, Inc., 5.50%	65,685

	TOTAL PREFERRED STOCK - (Cost - $730,045)	773,279

Principal
	BONDS & NOTES - 26.1%
	ASSET BACKED - 11.7%
$ 6,149	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11, 5.278%, 12/25/2033 ^	6,411
15,276	Bayview Financial Mortgage Pass-Through Trust 2004-A, 1.113%, 2/28/2044 ^	15,298
89,347	Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 ^	89,212
26,302	Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/2034 ^	25,502
100,000	Fremont Home Loan Trust 2005-B, 1.158%, 4/25/2035 ^	94,292
3,934	GE Capital Mortgage Services Inc 1999-HE1 Trust, 6.265%, 4/25/2029	3,973
53,103	GSAMP Trust 2005-SEA2, 0.803%, 1/25/2045 ^ +	52,670
26,944	Option One Mortgage Loan Trust 2005-1, 1.253%, 2/25/2035 ^	26,851
19,625	RAMP Series 2005-RS1 Trust, 4.713%, 1/25/2035	19,881

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Principal			Value

$ 32,047	RASC Series 2003-KS4 Trust, 3.870%, 5/25/2033 ^		$ 32,684
8,523	RASC Series 2004-KS2 Trust, 4.30%, 3/25/2034 ^		8,630
19,937	RASC Series 2006-EMX2 Trust, 0.653%, 2/25/2036 ^		19,891
252,737	Structured Asset Securities Corp Mortgage Loan Trust 2006-AM1, 0.613%, 4/25/2036 ^		240,539
400,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 0.793%, 2/25/2036 ^		363,392
20,000	Trade MAPS 1 Ltd, 2.725%, 12/10/2018 ^ +		19,918
			1,019,144
	COMMERCIAL MORTGAGE BACKED - 14.4%
203,903	Banc of America Commercial Mortgage Trust 2006-3, 5.889%, 7/10/2044 ^		203,680
15,565	Banc of America Funding 2006-2 Trust, 5.750%, 3/25/2036		14,751
38,692	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.727%, 7/10/2043		38,591
150,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 6.087%, 6/11/2050 ^		156,822
250,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.345%, 12/10/2049 ^		258,274
501,338	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, 6/15/2045		512,590
1,063	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/2031		1,065
9,021	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR2, 3.112%, 5/25/2035 ^		8,969
28,918	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, 5.884%, 6/15/2049 ^		28,995
7,856	WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.750%, 11/25/2018		7,993
30,428	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.476%, 9/25/2036 ^		17,271
			1,249,001

	TOTAL BONDS & NOTES (Cost - $2,237,148)		2,268,145

Contracts **
	PURCHASED PUT OPTIONS * - 0.1%
82	PowerShares QQQ, Expiration July 2016, Exercise Price $107.00		8,938
	(Cost - $14,599)

	TOTAL INVESTMENTS (Cost - $7,620,016) (a) - 88.6%		$ 7,711,513
	OTHER ASSETS LESS LIABILITIES - NET - 11.4%		992,389
	NET ASSETS - 100.0%		$ 8,703,902

* Non-income producing security.
^ Variable or step coupon security - Interest rate shown reflects the rate currently in effect.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registation to qualified institutional buyers. At June 30, 2016 these securities amounted to $72,588 or 0.8% of net assets.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
ETF - Exchange-Traded Fund.
REITS - Real Estate Investment Trusts.

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,620,152 and differs from value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 151,231
		Unrealized Depreciation:	(59,870)
		Net Unrealized Appreciation:	$ 91,361

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees ("the Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund's assets measured at fair value:

Armor Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Exhange Traded Funds	$ 4,661,151	$ -	$ -	$ 4,661,151
Bonds & Notes	-	2,268,145	-	2,268,145
Preferred Stock	773,279	-	-	773,279
Purchased Put Options	8,938	-	-	8,938
Total	$ 5,443,368	$ 2,268,145	$ -	$ 7,711,513

The Fund did not hold any Level 3 securities during the period presented.
There were no transfers between any Level during the period ended June 30, 2016.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended June 30, 2016, the Fund’s net realized gain on option contracts subject to equity price risk amounted to $3,096, and the unrealized depreciation on option contracts subject to equity price risk amounted to $5,661, which serve as indicators of the volume of derivative activity for the Fund during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/25/16

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 8/25/16